Critical Accounting Estimates and Judgment in Applying Accounting Policies - Additional Information (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of changes in accounting estimates [line items]
Increase decrease in earning before tax due to actuarial assumption and model updates	€ 121,000,000	€ 276,000,000
Uniform grading period	10-year
Description of voluntary changes	For the years 2016 through 2018, Aegon kept its long-term equity market return assumption for the estimated gross profits on variable life and variable annuity products in the Americas at 8%. During the three year period, the long-term assumption for 10-year US Treasury yields was 4.25% and the uniform grading period was 10 years. Aegon’s assumed returns for US separate account bond funds are 4% over the next 10 years and 6% thereafter. The long term credit spread assumption, net of assumed defaults and expenses, on our most common corporate bonds is 114bps. The 90-day Treasury yield was 2.37%, 1.39%, and 0.51% at December 31, 2018, 2017 and 2016, respectively. During the period 2016 to 2018 the 90-day Treasury yield was assumed to have a uniform grading over 10 years to 2.5%. On a quarterly basis, the estimated gross profits are updated for the difference between the estimated market return and the actual market return.
Percentage of increase in mortality assumption	10.00%
Decrease in net income due to increase of mortality assumption	€ 207,000,000	265,000,000
Percentage of increase in the lapse rate assumption	20.00%
Increase in net income due to increase in lapse rate assumptions	€ 89,000,000	78,000,000
Aegon N.V [member]
Disclosure of changes in accounting estimates [line items]
Decrease in net income due to possible changes in other assumptions	€ 9,000,000	€ 15,000,000
10-year US treasury yields [member]
Disclosure of changes in accounting estimates [line items]
Percentage of rate of return	4.25%
Bonds [member]
Disclosure of changes in accounting estimates [line items]
Long term credit spread assumption	1.14%
Bonds [member] | Grading over 10 years [member]
Disclosure of changes in accounting estimates [line items]
Percentage of rate of return	4.00%
Bonds [member] | Grading after 10 years [member]
Disclosure of changes in accounting estimates [line items]
Percentage of rate of return	6.00%
90-day treasury yield [member]
Disclosure of changes in accounting estimates [line items]
Percentage of rate of return	2.37%	1.39%	0.51%
90-day treasury yield [member] | Grading over 10 years [member]
Disclosure of changes in accounting estimates [line items]
Percentage of rate of return	2.50%	2.50%	2.50%
Americas [member]
Disclosure of changes in accounting estimates [line items]
Percentage of long-term equity market return assumption	8.00%
United States [member]
Disclosure of changes in accounting estimates [line items]
Percentage of decrease in expected long-term equity growth rate	1.00%
Decrease in DPAC and VOBA balances and reserve	€ 148,000,000	€ 130,000,000
DPAC and VOBA balance	2,600,000,000	2,700,000,000
United States [member] | Long term care products [member]
Disclosure of changes in accounting estimates [line items]
Gross present value reserve margin	€ 35,000,000	€ 17,000,000
Increase in incidence rates resulting in increase of gross present value, percentage	5.00%
Increase in gross present value reserve after increase in incidence rate	€ 170,000,000
Decrease in incidence rates resulting in decrease of gross present value, percentage	5.00%
Decrease in gross present value decrease after decrease in incidence rate	€ 170,000,000
Increase in gross present value reserve after removing the morbidity improvement	500,000,000
Increase in gross present value reserve related to loss recognition block after removing the morbidity improvement	€ 425,000,000
Percentage of decrease in mortality resulting in gross present value reserve increase	10.00%
Increase in gross present value reserve after decrease in mortality	€ 85,000,000
Decrease in gross present value reserve after increase in mortality	€ 85,000,000
Percentage of increase in mortality resulting in gross present value reserve decrease	10.00%
Decrease in gross present value reserve after removing mortality improvement	€ 85,000,000